Derivative Financial Instruments - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Derivatives, Fair Value [Line Items]
Companys hedged interest rate transactions			4 years		5 years
Derivative, Notional Amount					$ 0	$ 0
Deferred gains (losses) in comprehensive loss related to foreign exchange hedging					0	0
Deferred (losses) gains on derivative financial instruments	$ (23,000,000)	$ (3,000,000)	$ (20,000,000)	$ (9,000,000)	(11,000,000)	3,000,000	$ 0
Pre-tax gains (losses) of the company derivative				(2,000,000)
Unrealized pre-tax (losses) gains of foreign exchange forward contracts			3,000,000	4,000,000
Realized pre-tax (losses) gains of foreign exchange forward contracts			(2,000,000)	1,000,000
Sale
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	243		243
Purchase
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	142		142
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	820,000,000		820,000,000		820,000,000	320,000,000
Deferred (losses) gains on derivative financial instruments			(28,000,000)		(8,000,000)	3,000,000
Pre-tax gains (losses) of the company derivative			(25,000,000)	$ (9,000,000)	$ (11,000,000)	$ 4,000,000
Foreign Currency Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Deferred gains (losses) in comprehensive loss related to foreign exchange hedging	$ 0		$ 0